Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operations
Net income (loss)	$ 675.7	$ (592.3)	$ 14.8
Adjustments to reconcile net income (loss) to net cash flows from operations:
Provision for credit losses	64.9	51.6	269.7
Net depreciation, amortization and accretion	705.5	1,985.9	751.8
Net gains on equipment, receivable and investment sales	(187.2)	(342.8)	(502.5)
Loss on debt extinguishments		21.1	109.8
Provision for deferred income taxes	59.1	32.7	57.0
(Increase) decrease in finance receivables held for sale	404.8	(54.9)	46.9
(Increase) decrease in other assets	(251.1)	(106.2)	503.3
(Decrease) in accrued liabilities and payables	(18.1)	(86.6)	(394.8)
Net cash flows provided by operations	1,453.6	908.5	856.0
Cash Flows From Investing Activities
Loans originated and purchased	(18,243.1)	(18,983.6)	(20,576.2)
Principal collections of loans	15,310.4	16,673.7	21,670.7
Purchases of investment securities	(16,538.8)	(16,322.0)	(14,971.8)
Proceeds from maturities of investment securities	15,084.5	16,580.0	14,085.9
Proceeds from asset and receivable sales	1,875.4	4,499.3	4,315.7
Purchases of assets to be leased and other equipment	(2,071.8)	(1,776.6)	(2,136.9)
Net increase in short-term factoring receivables	105.2	134.1	196.8
Change in restricted cash	127.0	(314.0)	1,683.9
Net cash flows (used in) provided by investing activities	(4,351.2)	490.9	4,268.1
Cash Flows From Financing Activities
Proceeds from the issuance of term debt	2,107.6	13,523.9	6,680.5
Repayments of term debt	(2,445.8)	(19,542.2)	(15,626.3)
Net increase in deposits	2,846.1	3,499.8	1,680.9
Collection of security deposits and maintenance funds	543.9	563.4	554.6
Use of security deposits and maintenance funds	(495.8)	(373.8)	(498.5)
Repurchase of common stock	(193.4)
Dividends paid	(20.1)
Net cash flows provided by (used in) financing activities	2,342.5	(2,328.9)	(7,208.8)
Decrease in cash and cash equivalents	(555.1)	(929.5)	(2,084.7)
Unrestricted cash and cash equivalents, beginning of period	5,636.2	6,565.7	8,650.4
Unrestricted cash and cash equivalents, end of period	5,081.1	5,636.2	6,565.7
Supplementary Cash Flow Disclosure
Interest paid	(997.8)	(1,240.0)	(1,939.8)
Federal, foreign, state and local income taxes paid (collected), net	(68.0)	18.4	94.5
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	5,141.9	1,421.2	3,959.4
Transfer of assets from held for sale to held for investment	$ 18.0	$ 11.0	$ 229.8